Expense Example {- Fidelity SAI International Value Index Fund} - 10.31 Fidelity SAI International Value Index Fund PRO-07 - Fidelity SAI International Value Index Fund - Fidelity SAI International Value Index Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 17
3 years	55
5 years	96
10 years	$ 217